Securities - Amortized Cost of Securities and their Estimated Fair Values (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
FHLB stock	$ 4,428	$ 4,428
FHLB stock	4,428	4,428
Amortized Cost	233,429	297,848
Gross Unrealized Gains	5,108	7,762
Gross Unrealized Losses	(1,360)	(1,982)
Estimated Fair Value	237,177	303,628
Estimated Fair Value, Less than 12 months	70,099	38,057
Unrealized Losses, Less than 12 months	(569)	(233)
Estimated Fair Value, 12 months or longer	42,178	79,304
Unrealized Losses, 12 months or longer	(791)	(1,749)
Estimated Fair Value	112,277	117,361
Unrealized Losses	(1,360)	(1,982)
U.S. Treasury Securities [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	2,000
Unrealized Losses, Less than 12 months	(1)
Estimated Fair Value	2,000
Unrealized Losses	(1)
U.S. Treasury Securities [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,001	3,977
Gross Unrealized Gains		3
Gross Unrealized Losses	(1)
Estimated Fair Value	2,000	3,980
U.S. Agency Debt Securities [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	26,499	14,021
Unrealized Losses, Less than 12 months	(203)	(20)
Estimated Fair Value, 12 months or longer	16,224	29,156
Unrealized Losses, 12 months or longer	(285)	(507)
Estimated Fair Value	42,723	43,177
Unrealized Losses	(488)	(527)
U.S. Agency Debt Securities [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	91,694	105,631
Gross Unrealized Gains	1,727	2,128
Gross Unrealized Losses	(488)	(527)
Estimated Fair Value	92,933	107,232
Tax Free Municipals Bonds [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, 12 months or longer	3,878	6,647
Unrealized Losses, 12 months or longer	(59)	(166)
Estimated Fair Value	3,878	6,647
Unrealized Losses	(59)	(166)
Tax Free Municipals Bonds [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	42,237	57,399
Gross Unrealized Gains	2,481	3,814
Gross Unrealized Losses	(59)	(166)
Estimated Fair Value	44,659	61,047
Taxable Municipals Bonds [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	2,159
Unrealized Losses, Less than 12 months	(32)
Estimated Fair Value, 12 months or longer	1,887	4,785
Unrealized Losses, 12 months or longer	(33)	(63)
Estimated Fair Value	4,046	4,785
Unrealized Losses	(65)	(63)
Taxable Municipals Bonds [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,190	11,871
Gross Unrealized Gains	52	235
Gross Unrealized Losses	(65)	(63)
Estimated Fair Value	6,177	12,043
Trust Preferred Securities [Member] | U.S. Agency Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, 12 months or longer		1,489
Unrealized Losses, 12 months or longer		(111)
Estimated Fair Value		1,489
Unrealized Losses		(111)
Trust Preferred Securities [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,617	1,600
Gross Unrealized Gains	248
Gross Unrealized Losses		(111)
Estimated Fair Value	1,865	1,489
GNMA [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,990	27,535
Gross Unrealized Gains	239	670
Gross Unrealized Losses	(239)	(122)
Estimated Fair Value	29,990	28,083
GNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	10,840	12,568
Unrealized Losses, Less than 12 months	(105)	(108)
Estimated Fair Value, 12 months or longer	11,508	2,895
Unrealized Losses, 12 months or longer	(134)	(14)
Estimated Fair Value	22,348	15,463
Unrealized Losses	(239)	(122)
FNMA [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	28,189	50,617
Gross Unrealized Gains	266	694
Gross Unrealized Losses	(152)	(536)
Estimated Fair Value	28,303	50,775
FNMA [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	11,484
Unrealized Losses, Less than 12 months	(87)
Estimated Fair Value, 12 months or longer	3,036	18,927
Unrealized Losses, 12 months or longer	(65)	(536)
Estimated Fair Value	14,520	18,927
Unrealized Losses	(152)	(536)
FHLMC [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,113	3,276
Gross Unrealized Gains	24	38
Gross Unrealized Losses	(51)
Estimated Fair Value	8,086	3,314
FHLMC [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	7,336
Unrealized Losses, Less than 12 months	(51)
Estimated Fair Value	7,336
Unrealized Losses	(51)
Non-Agency CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		9,895
Gross Unrealized Losses		(252)
Estimated Fair Value		9,643
Non-Agency CMOs [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,828
Gross Unrealized Losses	(174)
Estimated Fair Value	3,654
Non-Agency CMOs [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months		1,923
Unrealized Losses, Less than 12 months		(14)
Estimated Fair Value, 12 months or longer	3,654	7,720
Unrealized Losses, 12 months or longer	(174)	(238)
Estimated Fair Value	3,654	9,643
Unrealized Losses	(174)	(252)
Agency CMO [Member] | Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19,570	28,024
Gross Unrealized Gains	71	176
Gross Unrealized Losses	(131)	(205)
Estimated Fair Value	19,510	27,995
Agency CMO [Member] | Mortgage-Backed Securities [Member] | Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value, Less than 12 months	9,781	9,545
Unrealized Losses, Less than 12 months	(90)	(91)
Estimated Fair Value, 12 months or longer	1,991	7,685
Unrealized Losses, 12 months or longer	(41)	(114)
Estimated Fair Value	11,772	17,230
Unrealized Losses	$ (131)	(205)
Commercial Bonds [Member] | Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,000
Gross Unrealized Gains		7
Estimated Fair Value		$ 2,007